Description of Business (Details)	6 Months Ended
	Jun. 30, 2018 shares	Jun. 30, 2017 shares	Jun. 18, 2018 shares	Dec. 31, 2017 shares
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Entity incorporation date of incorporation	Oct. 13, 2014
Limited Partners Capital Account Units Outstanding	20,947,418	10,011,806		19,354,498
Subordinated Limited Partners Capital Account Units Outstanding	0	9,342,692
Subordinated Series A Limited Partners Capital Account Units Outstanding	0	1,592,920	1,592,920	1,592,920
General Partners Capital Account Units Outstanding	427,499	427,499		427,499
Common Stock, Conversion Basis	All of the issued and outstanding 1,592,920 subordinated Series A units converted into common units on a one-for-one basis.
Common Unitholders
Conversion of subordinated Series A units	1,592,920
General Partner Units
General Partners Capital Account Units Outstanding		412
Subordinated Series A Unitholders
Conversion of subordinated Series A units	(1,592,920)
VLCC
Number Of Vessels	6
Navios Acquisition | Common Unitholders
Limited partner interest in Navios Midstream	59.00%	59.00%
Navios Acquisition | General Partner Units
General partner interest in Navios Midstream	2.00%